Share-Based Payment (Schedule of Weighted Average Fair Values and Exercise Price) (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise prices | $ / shares	$ 28.91	$ 11.41	$ 8.95
Weighted average fair value on grant date | €	$ 9.63	$ 3.4